MANAGEMENT OF CAPITAL	12 Months Ended
Dec. 31, 2021
Management Of Capital [Abstract]
MANAGEMENT OF CAPITAL [Text Block]

12. MANAGEMENT OF CAPITAL

The Company's objective when managing capital is to safeguard the Company's ability to continue as a going concern in order to support the exploration and evaluation and development of its mineral properties. The capital of the Company consists of items included in shareholders' equity. The Company manages and adjusts its capital structure when changes to the risk characteristics of the underlying assets or changes in economic conditions occur. To maintain or adjust the capital structure, the Company may attempt to raise new funds.

In order to facilitate the management of its capital requirements, the Company prepares annual expenditure budgets which are revised periodically based on the results of its exploration programs, the progress of its mine development and plant construction, the availability of financing, and industry conditions. There are no external restrictions on the Company's expenditures other than the Company may not spend more than $30,000 of the debt (note 5) proceeds on property acquisitions or exploration. This restriction remains in place until the debt is fully repaid on or before December 31, 2024.

The Company's investment policy is to invest any excess cash in liquid short-term interest-bearing instruments. When utilized, these instruments are selected with regard to the expected timing of expenditures from continuing operations. The Company expects to have sufficient funds to meet its planned administrative overhead expenses and exploration and development plans for 2022. Actual funding requirements may vary from those planned due to several factors, including the progress and results of exploration and drilling activities, mine development activities, and process plant construction and commissioning. The exploration and development of the Company's properties may be dependent upon the Company's ability to obtain financing through equity or debt, and there can be no assurance that it will be able to obtain adequate financing in the future or that the terms of such financing will be favourable to the Company.